Contingent liabilities and provisions (Tables)	12 Months Ended
Oct. 31, 2021
Legal proceedings provision [member]
Statement [LineItems]
Disclosure of Changes in Provisions
The following table presents changes in our legal provisions:

$ millions, for the year ended October 31	2021	2020
Balance at beginning of year	$151	$67
Additional new provisions recognized	169	92
Less:
Amounts incurred and charged against existing provisions	(13)	(5)
Unused amounts reversed and other adjustments	(6)	(3)
Balance at end of year	$301	$151

Restructuring provision [member]
Statement [LineItems]
Disclosure of Changes in Provisions
The following table presents changes in the restructuring provision:

$ millions, for the year ended October 31	2021	2020
Balance at beginning of year	$222	$26
Additional new provisions recognized	14	370
Less:
Amounts incurred and charged against existing provisions	(112)	(152)
Unused amounts reversed	(25)	(22)
Balance at end of year	$99	$222